SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2018
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Schedule Of Estimated Useful Lives Of Other Intangible Assets

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	3~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5~7 years
Others	3.5~8 years